Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Comprehensive Loss [Abstract]
Net loss	$ 76,479	$ 47,478	$ 23,391
Other comprehensive loss:
Change in foreign currency translation adjustment	1,853	1,311	803
Available-for-sale investments:
Change in net unrealized (gains) losses	(260)	(223)	(13)
Reclassification adjustment for net gains included in net income	735	97	57
Net change	475	(126)	44
Cash flow hedges:
Change in net unrealized (gains) losses	709	(1,295)	(772)
Reclassification adjustment for net gains (losses) included in net income	(495)	1,189	72
Net change (net of tax effect of $261, $17, and $(78))	214	(106)	(700)
Other comprehensive loss, net	2,542	1,079	147
Total of comprehensive loss	$ 79,021	$ 48,557	$ 23,538